Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Dec. 31, 2016
Other commitments
Maturity less than 1 year	SFr 29,076	SFr 35,309
Maturity greater than 1 year	81,745	86,743
Total gross amount	110,821	122,052
Total net amount	106,807	118,018
Collateral received	45,708	48,900
Unused revocable credit limits	104,360	95,743
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,525	4,356
Maturity greater than 1 year	8	0
Total gross amount	4,533	4,356
Total net amount	4,497	4,281
Collateral received	3,059	2,748
Loan commitments
Other commitments
Maturity less than 1 year	24,217	30,382
Maturity greater than 1 year	81,593	86,593
Total gross amount	105,810	116,975
Total net amount	101,832	113,016
Collateral received	42,517	46,068
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	132	84
Maturity greater than 1 year	0	0
Total gross amount	132	84
Total net amount	132	84
Collateral received	132	84
Other commitments
Other commitments
Maturity less than 1 year	202	487
Maturity greater than 1 year	144	150
Total gross amount	346	637
Total net amount	346	637
Collateral received	0	0
Bank
Other commitments
Maturity less than 1 year	29,075	35,308
Maturity greater than 1 year	81,745	86,743
Total gross amount	110,820	122,051
Total net amount	106,806	118,017
Collateral received	45,708	48,900
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,525	4,356
Maturity greater than 1 year	8	0
Total gross amount	4,533	4,356
Total net amount	4,497	4,281
Collateral received	3,059	2,748
Bank | Loan commitments
Other commitments
Maturity less than 1 year	24,217	30,382
Maturity greater than 1 year	81,593	86,593
Total gross amount	105,810	116,975
Total net amount	101,832	113,016
Collateral received	42,517	46,068
Unused revocable credit limits	104,362	95,745
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	132	84
Maturity greater than 1 year	0	0
Total gross amount	132	84
Total net amount	132	84
Collateral received	132	84
Bank | Other commitments
Other commitments
Maturity less than 1 year	201	486
Maturity greater than 1 year	144	150
Total gross amount	345	636
Total net amount	345	636
Collateral received	SFr 0	SFr 0